Portfolio of Investments
Columbia Variable Portfolio – Disciplined Core Fund, September 30, 2021 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 98.2%
Issuer	Shares	Value ($)
Communication Services 11.6%
Diversified Telecommunication Services 0.4%
Verizon Communications, Inc.	325,272	17,567,941
Interactive Media & Services 9.6%
Alphabet, Inc., Class A(a)	95,836	256,219,463
Facebook, Inc., Class A(a)	466,763	158,414,694
Total		414,634,157
Media 1.6%
Interpublic Group of Companies, Inc. (The)	1,843,430	67,598,578
Total Communication Services		499,800,676
Consumer Discretionary 11.8%
Automobiles 0.6%
Tesla Motors, Inc.(a)	34,344	26,633,085
Distributors 0.2%
Genuine Parts Co.	73,580	8,920,103
Hotels, Restaurants & Leisure 2.5%
Darden Restaurants, Inc.	377,684	57,207,796
Starbucks Corp.	475,343	52,435,086
Total		109,642,882
Household Durables 1.4%
Lennar Corp., Class A	184,957	17,326,772
PulteGroup, Inc.	961,622	44,157,682
Total		61,484,454
Internet & Direct Marketing Retail 2.6%
Amazon.com, Inc.(a)	34,370	112,906,825
Multiline Retail 1.3%
Target Corp.	243,699	55,751,020
Specialty Retail 3.0%
AutoZone, Inc.(a)	28,700	48,732,313
Bath & Body Works, Inc.	110,157	6,943,196
O’Reilly Automotive, Inc.(a)	28,300	17,292,998
Ross Stores, Inc.	498,101	54,218,294
Total		127,186,801
Common Stocks (continued)
Issuer	Shares	Value ($)
Textiles, Apparel & Luxury Goods 0.2%
Tapestry, Inc.	224,468	8,309,805
Total Consumer Discretionary		510,834,975
Consumer Staples 6.0%
Food & Staples Retailing 0.6%
Kroger Co. (The)	691,478	27,956,456
Food Products 1.3%
Tyson Foods, Inc., Class A	725,054	57,235,763
Household Products 1.5%
Procter & Gamble Co. (The)	457,788	63,998,762
Tobacco 2.6%
Altria Group, Inc.	1,669,313	75,987,128
Philip Morris International, Inc.	366,364	34,727,643
Total		110,714,771
Total Consumer Staples		259,905,752
Energy 2.4%
Oil, Gas & Consumable Fuels 2.4%
EOG Resources, Inc.	693,013	55,628,154
Kinder Morgan, Inc.	2,945,113	49,271,740
Total		104,899,894
Total Energy		104,899,894
Financials 10.7%
Banks 2.2%
Citigroup, Inc.	1,141,495	80,110,119
Citizens Financial Group, Inc.	347,091	16,306,335
Total		96,416,454
Capital Markets 4.0%
BlackRock, Inc.	20,971	17,587,539
Goldman Sachs Group, Inc. (The)	95,644	36,156,301
Morgan Stanley	473,808	46,106,257
S&P Global, Inc.	15,733	6,684,794
T. Rowe Price Group, Inc.	329,910	64,893,297
Total		171,428,188
Consumer Finance 1.7%
Capital One Financial Corp.	462,801	74,959,878
Columbia Variable Portfolio – Disciplined Core Fund | Quarterly Report 2021	1

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Disciplined Core Fund, September 30, 2021 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Diversified Financial Services 0.4%
Berkshire Hathaway, Inc., Class B(a)	38,948	10,630,467
Voya Financial, Inc.	98,542	6,049,494
Total		16,679,961
Insurance 2.4%
Allstate Corp. (The)	425,267	54,140,742
Arthur J Gallagher & Co.	172,774	25,682,855
MetLife, Inc.	382,673	23,622,404
Total		103,446,001
Total Financials		462,930,482
Health Care 12.8%
Biotechnology 1.7%
AbbVie, Inc.	243,845	26,303,560
Amgen, Inc.	15,724	3,343,709
BioMarin Pharmaceutical, Inc.(a)	135,840	10,499,073
Regeneron Pharmaceuticals, Inc.(a)	24,610	14,893,480
Vertex Pharmaceuticals, Inc.(a)	100,669	18,260,350
Total		73,300,172
Health Care Equipment & Supplies 1.5%
Abbott Laboratories	530,024	62,611,735
Dentsply Sirona, Inc.	47,458	2,754,937
Total		65,366,672
Health Care Providers & Services 2.2%
Anthem, Inc.	16,308	6,079,622
CVS Health Corp.	188,032	15,956,396
HCA Healthcare, Inc.	33,038	8,018,983
Humana, Inc.	53,626	20,868,558
McKesson Corp.	214,024	42,672,105
Total		93,595,664
Life Sciences Tools & Services 2.0%
Agilent Technologies, Inc.	71,894	11,325,462
IQVIA Holdings, Inc.(a)	307,654	73,695,439
Total		85,020,901
Common Stocks (continued)
Issuer	Shares	Value ($)
Pharmaceuticals 5.4%
Bristol-Myers Squibb Co.	1,372,595	81,216,446
Johnson & Johnson	313,506	50,631,219
Pfizer, Inc.	2,383,143	102,498,981
Total		234,346,646
Total Health Care		551,630,055
Industrials 8.0%
Aerospace & Defense 0.2%
General Dynamics Corp.	40,124	7,865,508
Air Freight & Logistics 1.3%
United Parcel Service, Inc., Class B	315,712	57,491,155
Airlines 0.2%
Delta Air Lines, Inc.(a)	108,979	4,643,595
Southwest Airlines Co.(a)	100,729	5,180,493
Total		9,824,088
Building Products 0.2%
Johnson Controls International PLC	149,270	10,162,302
Electrical Equipment 1.1%
Emerson Electric Co.	478,838	45,106,539
Machinery 3.9%
Deere & Co.	179,724	60,220,121
Parker-Hannifin Corp.	201,081	56,226,269
Snap-On, Inc.	257,002	53,700,568
Total		170,146,958
Professional Services 0.4%
Robert Half International, Inc.	169,032	16,958,980
Road & Rail 0.7%
Norfolk Southern Corp.	124,040	29,676,570
Total Industrials		347,232,100
Information Technology 27.6%
Communications Equipment 2.2%
Cisco Systems, Inc.	1,721,116	93,680,344
IT Services 3.3%
Accenture PLC, Class A	297,197	95,079,264
MasterCard, Inc., Class A	86,051	29,918,212
VeriSign, Inc.(a)	96,392	19,761,324
Total		144,758,800

2	Columbia Variable Portfolio – Disciplined Core Fund | Quarterly Report 2021

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Disciplined Core Fund, September 30, 2021 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Semiconductors & Semiconductor Equipment 4.7%
Advanced Micro Devices, Inc.(a)	765,921	78,813,271
Broadcom, Inc.	174,788	84,759,945
Intel Corp.	328,867	17,522,034
QUALCOMM, Inc.	169,512	21,863,657
Total		202,958,907
Software 11.3%
Adobe, Inc.(a)	151,860	87,428,839
Autodesk, Inc.(a)	254,220	72,495,918
Fortinet, Inc.(a)	287,604	83,991,872
Microsoft Corp.	862,813	243,244,241
Total		487,160,870
Technology Hardware, Storage & Peripherals 6.1%
Apple, Inc.(b)	1,869,811	264,578,256
Total Information Technology		1,193,137,177
Materials 2.2%
Chemicals 1.6%
Dow, Inc.	1,176,031	67,692,345
Containers & Packaging 0.5%
International Paper Co.	346,698	19,387,352
Metals & Mining 0.1%
Nucor Corp.	57,847	5,697,351
Total Materials		92,777,048
Real Estate 2.9%
Equity Real Estate Investment Trusts (REITS) 2.9%
Public Storage	116,078	34,486,774
Simon Property Group, Inc.	121,738	15,822,288
Weyerhaeuser Co.	2,113,190	75,166,168
Total		125,475,230
Total Real Estate		125,475,230
Common Stocks (continued)
Issuer	Shares	Value ($)
Utilities 2.2%
Electric Utilities 1.9%
Duke Energy Corp.	76,650	7,480,274
Evergy, Inc.	447,692	27,846,442
NRG Energy, Inc.	1,118,088	45,651,533
Total		80,978,249
Multi-Utilities 0.3%
DTE Energy Co.	103,798	11,595,275
Total Utilities		92,573,524
Total Common Stocks (Cost $3,279,217,531)		4,241,196,913

Money Market Funds 1.9%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.065%(c),(d)	82,393,677	82,385,437
Total Money Market Funds (Cost $82,385,437)		82,385,437
Total Investments in Securities (Cost: $3,361,602,968)		4,323,582,350
Other Assets & Liabilities, Net		(6,050,693)
Net Assets		4,317,531,657

At September 30, 2021, securities and/or cash totaling $7,216,500 were pledged as collateral.
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
S&P 500 Index E-mini	409	12/2021	USD	87,888,988	—	(3,262,477)
Columbia Variable Portfolio – Disciplined Core Fund | Quarterly Report 2021	3

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Disciplined Core Fund, September 30, 2021 (Unaudited)
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	This security or a portion of this security has been pledged as collateral in connection with derivative contracts.
(c)	The rate shown is the seven-day current annualized yield at September 30, 2021.
(d)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended September 30, 2021 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 0.065%
	79,402,628	326,053,750	(323,070,941)	—	82,385,437	—	35,921	82,393,677
Currency Legend
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
4	Columbia Variable Portfolio – Disciplined Core Fund | Quarterly Report 2021

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